Note 3 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Depreciation, Total	$ 17	$ 23	$ 32	$ 41